Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

a)	On January 1, 2026, 155,500 restricted shares or equal to the 25% of the restricted shares granted in July 2024, vested under the 2024 Plan.

b)	On January 12, 2026, the Company took delivery of its newly built MR tanker Delos T.

c)	On January 22, 2026, the Company signed a memorandum of agreement for the sale of the VLCC Ulysses.

d)	On January 28, 2026, the Company entered into an investment in a senior unsecured bond in the amount of $10,000 to receive a coupon rate of 4.25%.

e)	On January 30, 2026, the Company paid a dividend of $0.59375 per share for its 9.50% Series F Preferred Shares.

f)	On February 9, 2026, the Company redeemed its investment classified as available for sale, with realized gains amounting to $127.

g)	On February 11, 2026, the Company entered a five-year investment in debt securities, amounting to $5,000. Interest income is earned on a quarterly basis on the 18th day of February, May, August and November in each year from, and including, May 18, 2026, to, and including, February 18, 2033.

h)	On February 12, 2026, the Company took delivery of its newly built MR tanker Dion.

i)	On February 19, 2026, the Company paid a dividend of $0.50 per common share.

j)	On February 25, 2026, the Company signed a shipbuilding contract for the construction of one LNG carrier (Hull 3643) with Hyundai Heavy Industries Co.

k)	On March 1, 2026, the Company signed a 3-year sponsorship agreement with a U.S. basketball team.

l)	On March 2, 2026, the Company paid a dividend of $0.57812 per share for its 9.25% Series E Preferred Shares.

m)	On March 13, 2026, the Company entered a five-year investment in debt securities, amounting to $5,000. Interest income is earned on a quarterly basis on the 18th day of March, June, September and December in each year from, and including, June 18, 2026, to, and including, March 18, 2033.

n)	On March 23, 2026, the Company entered a five-year investment in debt securities, amounting to $10,000. Interest income is earned on a quarterly basis on the 30th day of March, June, September and December in each year from, and including, June 30, 2026, to, and including, March 30, 2033.

o)	On March 27, 2026, the Company entered into an investment in a senior unsecured bond in the amount of $6,000 to receive a coupon rate of 5.00%.

p)	During March 2026, the outbreak of war in the Middle East between Iran and the U.S. and Israel, and related disruption of shipping in the Persian Gulf and the effective closure of the Strait of Hormuz, has resulted in a sharp increase in oil prices and concerns that the supply of crude oil, petroleum products and LNG may be significantly constrained for some period of time. The extent to which this will impact the Company’s future results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted. Accordingly, an estimate of the impact cannot be made at this time.